Accumulated other comprehensive loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (1,682)	$ (3,075)	$ (2,736)
Income tax recovery (expense), beginning balance	662	796	767
Accumulated other comprehensive loss, net of tax, beginning balance	(1,020)	(2,279)	(1,969)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax	(834)	1,377	(363)
Translation of net investment, income tax recovery (expense)	0	0	0
Translation of net investment, net of tax	(834)	1,377	(363)
Translation of US dollar debt, before tax	548	(989)	262
Translation of US dollar debt, income tax recovery (expense)	(72)	130	(33)
Translation of US dollar debt, net of tax	476	(859)	229
Derivative instruments, before tax	(46)	(15)	97
Derivative instruments, income tax recovery (expense)	4	4	(25)
Derivative instruments, net of tax	(42)	(11)	72
Actuarial gain (loss) arising during the year, before tax	376	973	(331)
Actuarial gain (loss) arising during the year, income tax recovery (expense)	(99)	(255)	86
Actuarial gain (loss) arising during the year, net of tax	277	718	(245)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax	52	56
Amortization of net actuarial loss, income tax recovery (expense)	(14)	(14)
Amortization of net actuarial loss, net of tax	38	42
Amortization of prior service credit, before tax	(4)	(4)	(3)
Amortization of prior service credit, income tax recovery (expense)	1	0	1
Amortization of prior service credit, net of tax	(3)	(4)	(2)
Amortization of gain on treasury lock, before tax	44	(5)	(1)
Amortization of gain on treasury lock, income tax recovery (expense)	(3)	1	0
Amortization of gain on treasury lock, net of tax	41	(4)	(1)
Other comprehensive income (loss) before income taxes	136	1,393	(339)
Income tax recovery (expense)	(183)	(134)	29
Other comprehensive income (loss)	(47)	1,259	(310)
Accumulated other comprehensive loss, before tax, ending balance	(1,546)	(1,682)	(3,075)
Income tax recovery (expense), ending balance	479	662	796
Accumulated other comprehensive loss, net of tax, ending balance	(1,067)	(1,020)	(2,279)
Treasury Lock
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of treasury locks	4
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	217	(171)	(70)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax	(834)	1,377	(363)
Translation of US dollar debt, before tax	548	(989)	262
Amounts reclassified from Accumulated other comprehensive loss:
Other comprehensive income (loss) before income taxes	(286)	388	(101)
Accumulated other comprehensive loss, before tax, ending balance	(69)	217	(171)
Pension and other postretirement benefit plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(1,978)	(3,003)	(2,669)
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) arising during the year, before tax	376	973	(331)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax	52	56
Amortization of prior service credit, before tax	(4)	(4)	(3)
Other comprehensive income (loss) before income taxes	424	1,025	(334)
Accumulated other comprehensive loss, before tax, ending balance	(1,554)	(1,978)	(3,003)
Derivative instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	79	99	3
Other comprehensive income (loss) before reclassifications:
Derivative instruments, before tax	(46)	(15)	97
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of gain on treasury lock, before tax	44	(5)	(1)
Other comprehensive income (loss) before income taxes	(2)	(20)	96
Accumulated other comprehensive loss, before tax, ending balance	$ 77	$ 79	$ 99